Other Non-Current Asset	12 Months Ended
Dec. 31, 2018
Other Non-Current Asset
Other Non-Current Asset

14.  Other Non-Current Asset

As of December 31, 2018, the Company made advances in total of approximately US$26,615 (RMB182,991 equivalent) to set up funds as a  limited partner with related parties to make future investments.